Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
As required by Section 953(b) of the Dodd-Frank Act and 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation actually paid and certain financial performance measures of Bank First Corporation.
Year	Summary Compensation Table for PEO (1)	Compensation Actually Paid to PEO	Avg. Summary Compensation Table Total for Non-PEO NEOs (2)	Avg. Compensation Actually Paid to Non-PEO NEOs	Total Shareholder Return (3)	Peer Group Total Shareholder Return (3)	Net Income (4)	Earnings Per Share
2024	$1,699,536	$1,764,518	$761,998	$788,074	$152.04	$133.60	$65,600,000	$6.50
2023	$1,434,645	$1,516,712	$587,255	$596,123	$130.76	$121.49	$74,514,000	$7.28
2022	$1,331,475	$1,593,638	$582,260	$701,761	$138.13	$105.56	$45,214,000	$5.58
2021	$1,299,618	$1,392,441	$597,502	$622,248	$106.21	$134.57	$45,444,000	$5.92
(1) Our Principal Executive Officer (“PEO”) for 2024, 2023, 2022, and 2021 was Michael B. Molepske.
(2) In 2024, our non-PEO NEOs were Timothy J. McFarlane, Kevin M. LeMahieu, Jason V. Krepline and Kelly M. Dvorak. In 2023, our non-PEO NEOs were Timothy J. McFarlane, Kevin M. LeMahieu, Jason V. Krepline, and Joan A. Woldt. In 2022 and 2021, our non-PEO NEOs were Michael P. Dempsey, Kevin M. LeMahieu, Jason V. Krepline, and Joan A. Woldt.
(3) Total shareholder return assumes a hypothetical investment of $100 in common stock on January 1, 2019, with dividends reinvested, and compares the performance of Bank First Corporation common stock to the cumulative total return of the Russell 2000 Index.
(4) Net income of the Company as reported in the Consolidated Statements of Income in Bank First Corporation’s Annual Report on Form 10-K filed with the SEC on February 28, 2025.
Adjustments to Determine Compensation Actually Paid to PEO
	2024	2023	2022	2021
Deduct: Value of Stock Awards included in SCT	$(421,352)	$(350,664)	$(340,561)	$(332,254)
Add: Year End Fair Value of Outstanding & Unvested Equity Awards Granted in Year	$486,334	$384,168	$453,040	$337,867
Change in Year End Fair Value of Outstanding & Unvested Equity Awards Compared to Prior Year	$102,166	$(68,872)	$115,173	$63,631
Add: Vesting Date Fair Value of Equity Awards Granted and Vested in Year	$0	$0	$0	$0
Change in Vesting Date Fair Value of Vested Equity Awards Compared to Prior Year	$94,268	$117,435	$34,511	$23,579
Deduct: Prior Year End Fair Value of Forfeited Equity Awards During the Year	—	—	—	—
Total Adjustments	$64,982	$82,067	$262,163	$92,823
Adjustments to Determine Compensation Actually Paid to Non-PEO NEOs
	2024	2023	2022	2021
Deduct: Value of Stock Awards included in SCT	$(169,082)	$(138,694)	$(141,203)	$(116,098)
Add: Year End Fair Value of Outstanding & Unvested Equity Awards Granted in Year	$195,158	$151,946	$187,839	$118,040
Change in Year End Fair Value of Outstanding & Unvested Equity Awards Compared to Prior Year	$43,212	$(35,893)	$69,799	$13,058
Add: Vesting Date Fair Value of Equity Awards Granted and Vested in Year	$0	$0	$0	$0
Change in Vesting Date Fair Value of Vested Equity Awards Compared to Prior Year	$25,213	$31,509	$3,066	$9,746
Deduct: Prior Year End Fair Value of Forfeited Equity Awards During the Year	—	—	—	—
Total Adjustments	$26,076	$8,868	$119,501	$24,746

Company Selected Measure Name	Earnings Per Share
Named Executive Officers, Footnote
(1) Our Principal Executive Officer (“PEO”) for 2024, 2023, 2022, and 2021 was Michael B. Molepske.
(2) In 2024, our non-PEO NEOs were Timothy J. McFarlane, Kevin M. LeMahieu, Jason V. Krepline and Kelly M. Dvorak. In 2023, our non-PEO NEOs were Timothy J. McFarlane, Kevin M. LeMahieu, Jason V. Krepline, and Joan A. Woldt. In 2022 and 2021, our non-PEO NEOs were Michael P. Dempsey, Kevin M. LeMahieu, Jason V. Krepline, and Joan A. Woldt.

Peer Group Issuers, Footnote
(3) Total shareholder return assumes a hypothetical investment of $100 in common stock on January 1, 2019, with dividends reinvested, and compares the performance of Bank First Corporation common stock to the cumulative total return of the Russell 2000 Index.

PEO Total Compensation Amount	$ 1,699,536	$ 1,434,645	$ 1,331,475	$ 1,299,618
PEO Actually Paid Compensation Amount	$ 1,764,518	1,516,712	1,593,638	1,392,441
Adjustment To PEO Compensation, Footnote
Adjustments to Determine Compensation Actually Paid to PEO
	2024	2023	2022	2021
Deduct: Value of Stock Awards included in SCT	$(421,352)	$(350,664)	$(340,561)	$(332,254)
Add: Year End Fair Value of Outstanding & Unvested Equity Awards Granted in Year	$486,334	$384,168	$453,040	$337,867
Change in Year End Fair Value of Outstanding & Unvested Equity Awards Compared to Prior Year	$102,166	$(68,872)	$115,173	$63,631
Add: Vesting Date Fair Value of Equity Awards Granted and Vested in Year	$0	$0	$0	$0
Change in Vesting Date Fair Value of Vested Equity Awards Compared to Prior Year	$94,268	$117,435	$34,511	$23,579
Deduct: Prior Year End Fair Value of Forfeited Equity Awards During the Year	—	—	—	—
Total Adjustments	$64,982	$82,067	$262,163	$92,823

Non-PEO NEO Average Total Compensation Amount	$ 761,998	587,255	582,260	597,502
Non-PEO NEO Average Compensation Actually Paid Amount	$ 788,074	596,123	701,761	622,248
Adjustment to Non-PEO NEO Compensation Footnote
Adjustments to Determine Compensation Actually Paid to Non-PEO NEOs
	2024	2023	2022	2021
Deduct: Value of Stock Awards included in SCT	$(169,082)	$(138,694)	$(141,203)	$(116,098)
Add: Year End Fair Value of Outstanding & Unvested Equity Awards Granted in Year	$195,158	$151,946	$187,839	$118,040
Change in Year End Fair Value of Outstanding & Unvested Equity Awards Compared to Prior Year	$43,212	$(35,893)	$69,799	$13,058
Add: Vesting Date Fair Value of Equity Awards Granted and Vested in Year	$0	$0	$0	$0
Change in Vesting Date Fair Value of Vested Equity Awards Compared to Prior Year	$25,213	$31,509	$3,066	$9,746
Deduct: Prior Year End Fair Value of Forfeited Equity Awards During the Year	—	—	—	—
Total Adjustments	$26,076	$8,868	$119,501	$24,746

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Tabular List of Financial Performance Measures
Pursuant to the requirements of Item 402(v), we provide the following list of the three most important financial performance measures used to link Compensation Actually Paid (“CAP”) (as calculated in accordance with SEC rules), to our NEOs in 2024.
•
Measure 1 — Earnings per share

•
Measure 2 — Net income

•
Measure 3 — Nonperforming assets to total assets

Total Shareholder Return Amount	$ 152.04	130.76	138.13	106.21
Peer Group Total Shareholder Return Amount	133.6	121.49	105.56	134.57
Net Income (Loss)	$ 65,600,000	$ 74,514,000	$ 45,214,000	$ 45,444,000
Company Selected Measure Amount | $ / shares	6.5	7.28	5.58	5.92
PEO Name	Michael B. Molepske
Measure:: 1
Pay vs Performance Disclosure
Name	Earnings per share
Measure:: 2
Pay vs Performance Disclosure
Name	Net income
Measure:: 3
Pay vs Performance Disclosure
Name	Nonperforming assets to total assets
PEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 64,982	$ 82,067	$ 262,163	$ 92,823
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(421,352)	(350,664)	(340,561)	(332,254)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	486,334	384,168	453,040	337,867
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	102,166	(68,872)	115,173	63,631
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	94,268	117,435	34,511	23,579
PEO | Equity Awards Adjustments Prior Year End Fair Value of Forfeited Equity Awards During the year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	26,076	8,868	119,501	24,746
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(169,082)	(138,694)	(141,203)	(116,098)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	195,158	151,946	187,839	118,040
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	43,212	(35,893)	69,799	13,058
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	25,213	31,509	3,066	9,746
Equity Awards Adjustments Prior Year End Fair Value of Forfeited Equity Awards During the year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount